Share-based payments, 2023 Long-Term Incentive Plan Restricted Stock Units (Details) - 2023 Long-Term Incentive Plan Restricted Stock Units [Member]	9 Months Ended
Mar. 31, 2024 shares Tranche
Share-based payment [Abstract]
Number of tranches	3
Tranche One [Member] | Time-based Vesting Conditions [Member]
Share-based payment [Abstract]
Percentage of grants vested	33.30%
Vesting period	1 year
Tranche One and Two [Member] | Time-based Vesting Conditions [Member]
Share-based payment [Abstract]
Number of tranches	2
Tranche Two [Member] | Time-based Vesting Conditions [Member]
Share-based payment [Abstract]
Percentage of grants vested	33.30%
Vesting period	2 years
Tranche Three [Member] | Performance-based Vesting Conditions [Member]
Share-based payment [Abstract]
Number of tranches	3
Percentage of grants vested	33.40%
Vesting period	3 years
Non-Executive Director [Member]
Share-based payment [Abstract]
Vesting period	1 year
Number of RSUs vested (in shares) | shares	120,303
Key Management Personnel [Member]
Share-based payment [Abstract]
Number of RSUs issued (in shares) | shares	3,194,491